Basis of preparation and accounting policies - Impact on statement of profit or loss (increase/(decrease) (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares		Dec. 31, 2016 CNY (¥) ¥ / shares		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)		Dec. 31, 2015 CNY (¥)	[1]
Disclosure of initial application of standards or interpretations [line items]
Revenue from contracts with customers	$ 2,430,942	¥ 16,263,248	¥ 16,197,819		¥ 13,643,195
Cost of sales	(1,968,764)	(13,171,227)	(12,841,768)	[1]	(10,670,743)	[1]
Gross profit	462,178	3,092,021	3,356,051	[1]	2,972,452	[1]
Other income	30,663	205,143	532,117	[1]	117,954	[1]
Selling, general and administrative cost	(232,360)	(1,554,512)	(1,652,855)	[1]	(1,500,273)	[1]
Operating profit	191,703	1,282,521	1,604,413	[1]	979,527	[1]
Income tax expense	(30,891)	(206,667)	(194,172)	[1]	(160,270)	[1]
Profit for the year	145,647	974,400	1,319,856	[1]	735,962	[1]
Attributable to:
Equity holders of the parent	103,925	695,266	888,809	[1]	525,177	[1]
Non-controlling interests	$ 41,722	¥ 279,134	¥ 431,047	[1]	¥ 210,785	[1]
Earnings per share
Basic | (per share)	$ 2.54	¥ 17.02	¥ 21.80	[1]	¥ 13.12	[1]
Diluted | (per share)	$ 2.54	¥ 17.02	¥ 21.80	[1]	¥ 13.12	[1]
Assets
Intangible asset	$ 30,792		¥ 10,122	[1]	¥ 50,122		¥ 206,001	¥ 50,122	[1]
Investments in associate and joint venture	33,623		198,287	[1]			224,942	107,126	[1]
Deferred tax assets	53,991		315,390	[1]			361,207	282,212	[1]
Non-current assets	782,810		5,006,080	[1]			5,237,073	5,167,803	[1]
Trade and other receivables	1,104,483		7,031,544				7,389,106
Total current assets	2,454,505		16,008,979	[1]			16,420,891	13,347,943	[1]
Total assets	3,237,315		21,015,059	[1]			21,657,964	18,515,746	[1]
Equity and liabilities
Contract liabilities	8,027		34,759	[1]			53,703	27,372	[1]
Total non-current liabilities	142,174		665,338	[1]			951,160	612,192	[1]
Trade and other payables	1,050,963		7,350,684	[1]			7,031,043	6,552,999	[1]
Contract liabilities	42,867		198,570	[1]			286,786	185,914	[1]
Provision for product warranty	24,949		191,814	[1]			166,913	169,006	[1]
Current liabilities	1,428,865		9,387,817	[1]			9,559,250	7,849,900	[1]
Total liabilities	1,571,039		10,053,155	[1]			10,510,410	8,462,092	[1]
Equity
Retained earnings	910,681		5,996,120	[1]			6,092,549	5,358,037	[1]
Non-controlling interests	411,310		2,627,617	[1]			2,751,705	2,317,982	[1]
Total equity	1,666,276		10,961,904	[1]	10,053,654	[1]	11,147,554	10,053,654	[1]	¥ 9,485,557
Total equity and liabilities	3,237,315		21,015,059	[1]			¥ 21,657,964	18,515,746	[1]
Profit before tax	176,538	¥ 1,181,067	1,514,028	[1]	896,232	[1]
Adjustments:
Profit before tax after adjustments	230,345	1,541,047	1,592,906	[1]	1,382,483	[1]
Changes in working capital
Increase in trade and other payables and contract liabilities	(34,298)	(229,457)	846,175	[1]	849,134	[1]
Cash flows from operating activities	128,734	861,259	1,623,142	[1]	2,409,108	[1]
Net cash flows from operating activities	100,235	670,601	1,420,167	[1]	2,276,087	[1]
Investing activities
Net cash flows from investing activities	$ (11,956)	¥ (79,992)	76,570	[1]	(572,031)	[1]
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from contracts with customers			(24,623)		(21,645)
Cost of sales			134,349		(29,912)
Gross profit			(158,972)		8,267
Other income			(115,235)
Selling, general and administrative cost			(162,998)		(4,087)
Operating profit			(111,209)		12,354
Income tax expense			(25,995)
Profit for the year			(85,214)		12,354
Attributable to:
Equity holders of the parent			(65,113)		9,440
Non-controlling interests			¥ (20,101)		¥ 2,914
Earnings per share
Basic | ¥ / shares			¥ (1.60)		¥ 0.23
Diluted | ¥ / shares			¥ (1.60)		¥ 0.23
Assets
Intangible asset					¥ (31,704)
Investments in associate and joint venture					(73,061)
Deferred tax assets					(25,995)
Non-current assets					(130,760)
Trade and other receivables					50,000
Total current assets					50,000
Total assets					(80,760)
Equity and liabilities
Contract liabilities			¥ 34,759		27,372			27,400
Total non-current liabilities			34,759		27,372
Trade and other payables					(170,000)
Contract liabilities			81,105		63,870			¥ 63,900
Provision for product warranty			(98,492)		(69,844)
Current liabilities			(17,387)		(175,974)
Total liabilities			17,372		(148,602)
Equity
Retained earnings			(13,275)		51,838
Non-controlling interests			(4,097)		16,004
Total equity			(17,372)		67,842
Total equity and liabilities					(80,760)
Profit before tax			(111,209)		12,354
Adjustments:
Gain on disposal of intangible asset			115,235
Profit before tax after adjustments			4,026		12,354
Changes in working capital
Decrease in trade and other receivables			50,000
Increase in trade and other payables and contract liabilities			(4,026)		¥ (12,354)
Cash flows from operating activities			50,000
Net cash flows from operating activities			50,000
Investing activities
Proceeds from disposal of intangible asset			(50,000)
Net cash flows from investing activities			¥ (50,000)

[1]	Restated